Fair Value of Financial Instruments and Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Fair Value of Financial Instruments and Fair Value Measurements [Abstract]
Fair Value of Financial Instruments and Fair Value Measurements
(20)	Fair Value of Financial Instruments and Fair Value Measurements

Generally accepted accounting standards in the U.S. require disclosure of fair value information about financial instruments, whether or not recognized on the face of the balance sheet, for which it is practicable to estimate that value.  The assumptions used in the estimation of the fair value of Colony Bankcorp, Inc. and Subsidiary’s financial instruments are detailed hereafter.  Where quoted prices are not available, fair values are based on estimates using discounted cash flows and other valuation techniques.  The use of discounted cash flows can be significantly affected by the assumptions used, including the discount rate and estimates of future cash flows.  The following disclosures should not be considered a surrogate of the liquidation value of the Company, but rather a good-faith estimate of the increase or decrease in value of financial instruments held by the Company since purchase, origination or issuance.

Cash and Short-Term Investments - For cash, due from banks, bank-owned deposits and federal funds sold, the carrying amount is a reasonable estimate of fair value and is classified Level 1.

Investment Securities - Fair values for investment securities are based on quoted market prices where available and classified as Level 1.  If quoted market prices are not available, estimated fair values are based on quoted market prices of comparable instruments and classified as Level 2.  If a comparable is not available, the investment securities are classified as Level 3.

Federal Home Loan Bank Stock - The fair value of Federal Home Loan Bank stock approximates carrying value and is classified as Level 1.

Loans - The fair value of fixed rate loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings.  For variable rate loans, the carrying amount is a reasonable estimate of fair value.  Most loans are classified as Level 2, but impaired loans with a related allowance are classified as Level 3.

Bank-Owned Life Insurance - The carrying value of bank-owned life insurance policies approximates fair value and is classified as Level 1.

Deposit Liabilities - The fair value of demand deposits, savings accounts and certain money market deposits is the amount payable on demand at the reporting date and is classified as Level 1.  The fair value of fixed maturity certificates of deposit is estimated by discounting the future cash flows using the rates currently offered for deposits of similar remaining maturities and is classified as Level 2.

Subordinated Debentures - Fair value approximates carrying value due to the variable interest rates of the subordinated debentures.  Subordinated Debentures are classified as Level 1.

Other Borrowed Money - The fair value of other borrowed money is calculated by discounting contractual cash flows using an estimated interest rate based on current rates available to the Company for debt of similar remaining maturities and collateral terms. Other borrowed money is classified as Level 2 due to their expected maturities.

The carrying amount and estimated fair values of the Company’s financial instruments as of December 31 are as follows:

	Carrying	Estimated	Level
2014	Amount	Fair Value	1	2	3
	(in Thousands)
Assets
Cash and Short-Term Investments	$65,811	$65,811	$65,811	$-	$-
Investment Securities Available for Sale	274,595	274,595	-	273,647	948
Investment Securities Held to Maturity	30	30	-	30	-
Federal Home Loan Bank Stock	2,831	2,831	2,831	-	-
Loans, Net	736,930	738,948	-	731,170	7,778
Bank-Owned Life Insurance	14,531	14,531	14,531	-	-

Liabilities
Deposits	979,303	980,874	551,057	429,817	-
Subordinated Debentures	24,229	24,229	24,229	-	-
Other Borrowed Money	40,000	41,962	-	41,962	-

2013

Assets
Cash and Short-Term Investments	$68,147	$68,147	$68,147	$-	$-
Investment Securities Available for Sale	263,258	263,258	-	262,317	941
Investment Securities Held to Maturity	37	37	-	37	-
Federal Home Loan Bank Stock	3,164	3,164	3,164	-	-
Loans, Net	739,052	741,112	-	729,436	11,676
Bank-Owned Life Insurance	10,165	10,165	10,165	-	-

Liabilities
Deposits	987,529	989,101	526,646	462,455	-
Subordinated Debentures	24,229	24,229	24,229	-	-
Other Borrowed Money	40,000	42,074	-	42,074	-

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument.  These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument.  Because no market exists for a significant portion of the Company’s financial instruments, fair value estimates are based on many judgments.  These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision.  Changes in assumptions could significantly affect the estimates.

Fair value estimates are based on existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments.  Significant assets and liabilities that are not considered financial instruments include deferred income taxes and premises and equipment.  In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

Fair Value Measurements

Generally accepted accounting principles related to Fair Value Measurements define fair value, establish a framework for measuring fair value, establish a three-level valuation hierarchy for disclosure of fair value measurement and enhance disclosure requirements for fair value measurements.  The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.  The three levels are defined as follows:

•	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 inputs to the valuation methodology are unobservable and represent the Company’s own assumptions about the assumptions that market participants would use in pricing the assets or liabilities.

Following is a description of the valuation methodologies used for instruments measured at fair value on a recurring and nonrecurring basis, as well as the general classification of such instruments pursuant to the valuation hierarchy:

Assets

Securities - Where quoted prices are available in an active market, securities are classified within level 1 of the valuation hierarchy.  Level 1 inputs include securities that have quoted prices in active markets for identical assets. If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics, or discounted cash flow.  Examples of such instruments, which would generally be classified within level 2 of the valuation hierarchy, include certain collateralized mortgage and debt obligations and certain high-yield debt securities.  In certain cases where there is limited activity or less transparency around inputs to the valuation, securities are classified within level 3 of the valuation hierarchy.  When measuring fair value, the valuation techniques available under the market approach, income approach and/or cost approach are used.  The Company’s evaluations are based on market data and the Company employs combinations of these approaches for its valuation methods depending on the asset class.

Impaired Loans - Impaired loans are those loans which the Company has measured impairment generally based on the fair value of the loan’s collateral.  Fair value is generally determined based upon independent third-party appraisals of the properties, or discounted cash flows based upon the expected proceeds.  These assets are included as level 3 fair values, based upon the lowest level of input that is significant to the fair value measurements.

Other Real Estate - Other real estate owned assets are adjusted to fair value less estimated selling costs upon transfer of the loans to other real estate owned.  Typically, an external, third-party appraisal is performed on the collateral upon transfer into the other real estate owned account to determine the asset’s fair value.  Subsequent adjustments to the collateral’s value may be based upon either updated third-party appraisals or management’s knowledge of the collateral and the current real estate market conditions.   Appraised amounts used in determining the asset’s fair value, whether internally or externally prepared, are discounted 10 percent to account for selling and marketing costs.  Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available.  Such adjustments are typically significant and result in a level 3 classification of the inputs for determining fair value.  Because of the high degree of judgment required in estimating the fair value of other real estate owned assets and because of the relationship between fair value and general economic conditions, we consider the fair value of other real estate owned assets to be highly sensitive to changes in market conditions.

Assets and Liabilities Measured at Fair Value on a Recurring and Nonrecurring Basis - The following table presents the recorded amount of the Company’s assets measured at fair value on a recurring and nonrecurring basis as of December 31, 2014 and 2013, aggregated by the level in the fair value hierarchy within which those measurements fall.  The table below includes only impaired loans with a specific reserve and only other real estate properties with a valuation allowance at December 31, 2013.  Those impaired loans and other real estate properties are shown net of the related specific reserves and valuation allowances.

		Fair Value Measurements at Reporting Date Using
2014	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Recurring
Securities Available for Sale
U.S. Government Agencies Mortgage-Backed	$271,063,669	$-	$271,063,669	$-
State, County and Municipal	3,530,917	-	2,582,527	948,390

	$274,594,586	$-	$273,646,196	$948,390
Nonrecurring
Impaired Loans	$7,778,279	$-	$-	$7,778,279

Other Real Estate	$6,128,365	$-	$-	$6,128,365

2013

Recurring
Securities Available for Sale
U.S. Government Agencies Mortgage-Backed	$259,348,058	$-	$259,348,058	$-
State, County and Municipal	3,909,832	-	2,968,567	941,265

	$263,257,890	$-	$262,316,625	941,265
Nonrecurring
Impaired Loans	$11,675,691	$-	$-	$11,675,691

Other Real Estate	$7,019,799	$-	$-	$7,019,799

Liabilities

The Company did not identify any liabilities that are required to be presented at fair value.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

The following tables present quantitative information about the significant unobservable inputs used in the fair value measurements for assets in level 3 of the fair value hierarchy measured on a nonrecurring basis at December 31, 2014 and 2013.  These tables are comprised primarily of collateral dependent impaired loans and other real estate owned:

	December 31, 2014	Valuation Techniques	Unobservable Inputs	Range (Weighted Avg)

Real Estate
Commercial Construction	$82,422	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(22.00)% - 38.10% (8.05%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00% - 10.00% (5.00%)

Residential Real Estate	1,650,474	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(2.30)% - 191.70% (94.70%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00% - 10.00% (5.00%)

		Income Approach	Capitalization Rate	13.75%

Commercial Real Estate	5,678,297	Sales Comparison	Adjustment for Differences Between the Comparable Sales	0.00% - 0.00% (0.00%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00% - 90.00% (45.00%)

		Income Approach	Capitalization Rate	11.00%

Farmland	367,086	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(8.30)% - 252.50% (122.10%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	10.00% - 50.00% (30.00%)

Other Real Estate Owned	6,128,365	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(40.00)% - 45.00% (2.50%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.33% - 69.36% (31.88%)

		Income Approach	Discount Rate	9.00%

			Capitalization Rate	10.00%

	December 31, 2013	Valuation Techniques	Unobservable Inputs	Range (Weighted Avg)

Impaired Loans
Commercial	$1,019,084	Sales Comparison	Adjustment for Differences Between the Comparable Sales	0.00% - 15.00% (7.50%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	10.00% - 50.00% (30.00%)

Real Estate
Commercial Construction	2,641,041	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(16.00)% - 28.00% (6.00%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00% - 10.00% (5.00%)

		Income Approach	Capitalization Rate	8.50%

Residential Real Estate	1,323,296	Sales Comparison	Adjustment for Differences Between the Comparable Sales	0.00% - 46.00% (23.00%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00% - 25.00% (12.50%)

Commercial Real Estate	5,450,788	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(27.20%) - 216.80% (94.80%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	25.00% - 90.00% (57.50%)

		Income Approach	Capitalization Rate	11.00%

Farmland	1,241,482	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(55.00%) - 388.00% (166.50%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	10.00%-35.00% (22.50%)

Other Real Estate Owned	7,019,799	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(10.00%) - 319.10% (154.55%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.36% - 87.81% (29.99%)

		Income Approach	Discount Rate	10.00%

The following table presents a reconciliation and statement of income classification of gains and losses for all assets measured at fair value on a recurring basis using significant unobservable inputs (level 3) for the years ended December 31, 2014, 2013 and 2012:

	Available for Sale Securities
	2014	2013	2012

Balance, Beginning	$941,265	$1,138,238	$1,122,427

Transfers into Level 3	-	-	788,933
Transfers out of Level 3	-	(41,908)	-
Securities Purchased During the Year	-	-	-
Securities Called During the Year	-	-	(1,000,000)
Loss on OTTI Impairment Included in Noninterest Income	-	(366,623)	(59,568)
Unrealized Gains Included in Other Comprehensive Income	7,125	211,558	78,201

Balance, Ending	$948,390	$941,265	$1,138,238

The Company’s policy is to recognize transfers in and transfers out of levels 1, 2 and 3 as of the end of a reporting period.  During the year ended December 31, 2013, the Company had transfers out of level 3 and into level 2.  The transfers out of level 3 were the result of increased market activity for these types of securities, as well as more current credit ratings on these securities.  During the year ended December 31, 2012, the Company transferred certain state, county and municipal securities out of level 2 and into     level 3.  The transfers into level 3 were the result of decreased market activity for these types of securities, as well as a lack of current credit ratings on these securities.  There were no gains or losses recognized as a result of the transfers.  There were no transfers of securities between level 1 and level 2 for the years ended December 31, 2014, 2013 or 2012.

The following table presents quantitative information about recurring level 3 fair value measurements as of December 31, 2014 and 2013:

December 31, 2014	Fair Value	Valuation Techniques	Unobservable Inputs	Range (Weighted Avg)

State, County and Municipal	$948,390	Discounted Cash Flow	Discount Rate or Yield	N/A*

December 31, 2013

State, County and Municipal	$941,265	Discounted Cash Flow	Discount Rate or Yield	N/A*

*  The Company relies on a third-party pricing service to value its municipal securities.  The details of the unobservable inputs and other adjustments used by the third-party pricing service were not readily available to the Company.